Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Compensation Table total for Non-CEO NEOs(3)	Average Compensation Actually paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based Total Shareholder Return(5)	Net Income (Loss)

2023	$457,907	$319,652	$302,520	$217,347	$8.01	$(13,891)

2022	$425,000	$423,341	$242,368	$241,589	$91.86	$(16,229)

Named Executive Officers, Footnote [Text Block]

1)	The dollar amounts reported are the amounts of total compensation reported for our President and Chief Executive Officer, Anthony Scott, in the Summary Compensation Table for fiscal years 2023 and 2022.
2)	The dollar amounts reported represent the amount of "compensation actually paid," as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Scott during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
3)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2023 and 2022.
4)	The dollar amounts reported represent the average amount of "compensation actually paid," as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2023 and 2022, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.
5)	Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For 2023, the closing price of our common stock on December 31, 2022, was $63.20 and the closing price of our common stock on December 31, 2023 was $5.06. For 2022, the closing price of our common stock on December 31, 2021 was $68.80 and the closing price of our common stock on December 31, 2022 was $63.20.

PEO Total Compensation Amount	[1]	$ 457,907	$ 425,000
PEO Actually Paid Compensation Amount	[2]	$ 319,652	423,341
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our President and CEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards that Vested During the Year	Compensation Actually Paid
2023	$457,907	$139,157	$24,882	$–	$(23,980)	$319,652

2022	$425,000	$0	$0	$(2,442)	$783	$423,341

1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 302,520	242,368
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 217,347	241,589
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average “Total” compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non-CEO NEOs(1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Increase or Decrease from Prior Year end for Awards that Vested During the Year	Compensation Actually Paid to Non-CEO NEOs
2023	$302,520	$48,514	$8,674	$(22,910)	$(22,424)	$217,347

2022	$242,368	$39,089	$36,188	$(2,424)	$4,547	$241,589

1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table

Relationship between Pay and Performance

Relationship between Pay and Performance

Our “total shareholder return,” as set forth in the above table, during the two-year period ended December 31, 2023 decreased by 91% compared to (a) a decrease in “compensation actually paid” to our CEO from $423,341 in 2022 to $319,652 in 2023 and (b) a decrease in average “compensation actually paid” to our non-CEO NEOs from $241,589 in 2022 to $217,347 in 2023. In addition, our net loss during the two-year period ended December 31, 2023 decreased by 14%, from $(16,229) in 2022 to $(13,891) in 2023 compared to the aforementioned changes in “compensation actually paid” to our CEO and non-CEO NEOs.

Total Shareholder Return Amount	[5]	$ 8.01	91.86
Net Income (Loss)		$ (13,891)	(16,229)
PEO Name		Anthony Scott
Reported Value of Equity Awards for CEO [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	$ (48,514)	(39,089)
Fair Value as of Year End for Unvested Awards Granted During Year [Member[ | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,674	36,188
Fair Value Year Over Year Increase or Decrease In Unvested Awards Granted in Prior Years [Member[ | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(22,910)	(2,424)
Fair Value Increase or Decrease From Prior Year End For Awards Vested During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(22,424)	4,547
Anthony Scott [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		457,907	425,000
PEO Actually Paid Compensation Amount		319,652	423,341
Anthony Scott [Member] | Reported Value of Equity Awards for CEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(139,157)	(0)
Anthony Scott [Member] | Fair Value as of Year End for Unvested Awards Granted During Year [Member[
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		24,882	0
Anthony Scott [Member] | Fair Value Year Over Year Increase or Decrease In Unvested Awards Granted in Prior Years [Member[
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(2,442)
Anthony Scott [Member] | Fair Value Increase or Decrease From Prior Year End For Awards Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (23,980)	$ 783

[1]	The dollar amounts reported are the amounts of total compensation reported for our President and Chief Executive Officer, Anthony Scott, in the Summary Compensation Table for fiscal years 2023 and 2022.
[2]	The dollar amounts reported represent the amount of "compensation actually paid," as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Scott during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
[3]	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2023 and 2022.
[4]	The dollar amounts reported represent the average amount of "compensation actually paid," as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2023 and 2022, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.
[5]	Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our common shares at a price per share equal to the closing price of our common stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our common stock on the last trading day in the applicable fiscal year. For 2023, the closing price of our common stock on December 31, 2022, was $63.20 and the closing price of our common stock on December 31, 2023 was $5.06. For 2022, the closing price of our common stock on December 31, 2021 was $68.80 and the closing price of our common stock on December 31, 2022 was $63.20.
[6]	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table
[7]	Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation Table.